Parent company only condensed financial information	12 Months Ended
Dec. 31, 2022
Parent company only condensed financial information
Parent company only condensed financial information
36.	Parent company only condensed financial information
The Company performed a test on the restricted net assets of the consolidated subsidiaries and VIEs in accordance with Rule 5-04 (c) of Regulation S-X, and concluded that it was applicable for the Company to disclose the financial information for the parent company only.
As of December 31, 2022, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.
Condensed Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$ Note 2(g)
	(in millions, except share and per share data)

ASSETS
Cash and cash equivalents	7,417	5,029	729
Short-term investments	1	—	—
Internal balance	65,120	63,708	9,237
Investments in subsidiaries and consolidated VIEs	148,607	162,015	23,491
Prepayments and other assets	419	308	44

Total assets	221,564	231,060	33,501

LIABILITIES
Short-term debts	2,869	—	—
Unsecured senior notes	9,461	10,347	1,499
Long-term borrowings	—	6,965	1,010
Accrued expenses and other liabilities	323	382	56

Total liabilities	12,653	17,694	2,565

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,731,123,330 Class A ordinary shares issued and 2,690,342,230 outstanding, 428,185,501 Class B ordinary shares issued and 420,449,419 outstanding as of December 31, 2021; 2,793,298,344 Class A ordinary shares issued and 2,756,458,772 outstanding, 386,374,723 Class B ordinary shares issued and 379,220,475 outstanding as of December 31, 2022.)	— *	— *	— *
Additional paid-in capital	182,578	184,041	26,683
Statutory reserves	1,586	3,473	504
Treasury stock	(2,968)	(2,493)	(361)
Retained earnings	33,805	29,304	4,249
Accumulated other comprehensive loss	(6,090)	(959)	(139)

Total shareholders’ equity	208,911	213,366	30,936

Total liabilities and shareholders’ equity	221,564	231,060	33,501

*	Absolute value is less than RMB1 million.

Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				Note 2(g)
	(in millions, except share and per share data)
Operating expenses
Marketing	(11)	(4)	(2)	—
General and administrative	(453)	(465)	(331)	(48)

Loss from operations	(464)	(469)	(333)	(48)

Other income/(expense)
Income/(loss) from subsidiaries and consolidated VIEs	50,154	(2,708)	10,667	1,548
Other income/(expense), net	(266)	(376)	48	7

Income/(loss) before tax	49,424	(3,553)	10,382	1,507
Income tax expenses	(19)	(7)	(2)	—

Net income/(loss)	49,405	(3,560)	10,380	1,507

Net income/(loss) attributable to ordinary shareholders	49,405	(3,560)	10,380	1,507

Net income/(loss)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(7,656)	(2,542)	5,131	744
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax	705	—	—	—
Reclassification adjustment for gains recorded in net income, net of tax	(760)	—	—	—

Net unrealized losses on available-for-sale securities	(55)	—	—	—

Total other comprehensive income/(loss)	(7,711)	(2,542)	5,131	744

Total comprehensive income/(loss)	41,694	(6,102)	15,511	2,251

Condensed Statements of Cash Flows

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				Note 2(g)
	(in millions)
Net cash used in operating activities	(243)	(411)	(509)	(74)
Cash flows from investing activities:
Purchase of short-term investments	(3,421)	(3,189)	—	—
Maturity of short-term investments	—	6,546	1	—
Loans (provided to)/settled by internal companies	(13,421)	(20,900)	7,426	1,077
Other investing activities	40	3,147	—	—

Net cash provided by/(used in) investing activities	(16,802)	(14,396)	7,427	1,077

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	31,342	—	—	—
Repurchase of ordinary shares	—	—	(1,823)	(264)
Cash paid for dividends	—	—	(13,087)	(1,897)
Proceeds from short-term borrowings	—	—	3,945	572
Repayment of short-term borrowings	—	—	(7,005)	(1,016)
Proceeds from long-term borrowings	—	—	6,618	960
Proceeds from unsecured senior notes	6,804	—	—	—
Repayment of unsecured senior notes	—	(3,246)	—	—
Other financing activities	236	62	1,043	151

Net cash provided by/(used in) financing activities	38,382	(3,184)	(10,309)	(1,494)

Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2,369)	(136)	1,003	145

Net increase/(decrease) in cash, cash equivalents, and restricted cash	18,968	(18,127)	(2,388)	(346)
Cash, cash equivalents, and restricted cash at beginning of year	6,576	25,544	7,417	1,075

Cash, cash equivalents, and restricted cash at end of year	25,544	7,417	5,029	729

Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and consolidated VIEs.
For the parent company only condensed financial information, the Company records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented in the condensed balance sheets as “Investments in subsidiaries and consolidated VIEs” and shares in the subsidiaries and consolidated VIEs’ financial results are presented as “Income/(loss) from subsidiaries and consolidated VIEs” in the condensed statements of operations and comprehensive income/(loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.